Summary of Principal Accounting Policies - Miscellaneous (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenue recognition
Number of criteria to be met for recognition of revenue from one-time commissions | item		2	2
Contract liabilities			¥ 154,910,781	¥ 258,997,765
Contract modification			¥ 122,700,000
Practical Expedience
Practical Expedient, Incremental cost of obtaining contract [true false]		true	true
Practical Expedient, Nondisclosure of transaction price allocation to remaining performance obligation [true false]		true	true
Business Tax and Related Surcharges
Business taxes and related surcharge rate (as a percentage)		5.00%	5.00%
VAT rate, minimum (as a percentage)	3.00%
VAT rate, maximum (as a percentage)	6.00%
Selling Expenses
Marketing and promotion services			¥ 16,831,978	12,021,015	¥ 8,453,323
Goodwill
Goodwill impairment		$ 38,966,995	¥ 267,917,575	0	¥ 0
Foreign Currency Translation
Exchange rate of RMB to US$1.00 | ¥ / $			6.8755
Customer contracts
Intangible assets
Estimated useful life		3 years 6 months	3 years 6 months
Internal-used software
Intangible assets
Estimated useful life		10 years	10 years
Contract liabilities within one year
Revenue recognition
Contract liabilities			¥ 130,669,882	189,468,365
Contract liabilities over one year to two years
Revenue recognition
Contract liabilities			¥ 24,240,899	¥ 69,529,400